Segmented Information (Tables)	12 Months Ended
Dec. 31, 2025
Segmented Information [Abstract]
Schedule of Non Current Assets by Jurisdiction

The Company has determined that it has one operating segment, being the exploration of mineral properties. Information about the Company’s non-current assets by jurisdiction is detailed below:

	December 31, 2025	September 30, 2024
Peru	$12,872,858	$11,002,190
Canada	12,812	–
	$12,885,670	$11,002,190